Retrospective Adjustments to Company Stock	12 Months Ended
Jun. 30, 2025
Retrospective Adjustments to Company Stock [Abstract]
Retrospective Adjustments to Company Stock

Note 3 – Retrospective Adjustments to Company Stock

On May 10, 2024, the Company effected a 1-for-2 reverse stock split (“Reverse Split”) and concurrently designated two classes of common stock: Class A common stock and Class B common stock. All of the Company’s then outstanding shares of common stock were automatically reclassified as Class A common stock, except for shares of common stock held by William A. Mobley, Jr., the Company’s founder, Chief Executive Officer and Chairman of the Company’s board of directors, whose common shares were reclassified as Class B common stock. The rights of the holders of Class A common stock and Class B common stock are identical, except with respect to voting, conversion and transfer rights. Each share of Class A common stock is entitled to one vote. Each share of Class B common stock is entitled to 15 votes and may be converted at any time into one share of Class A common stock. Each share of Class B common stock will automatically convert into one share of Class A common stock upon any sale or transfer thereof, subject to certain exceptions. Shares of Class B common stock may only be issued to and held by Mr. Mobley.

In conjunction with the Reverse Split, the Company amended and restated its articles of incorporation to authorize the issuance of 320,000,000 shares of Class A common stock, 30,000,000 shares of Class B common stock and 5,000,000 shares of preferred stock (“Amendment”).

The Reverse Split also applied to Class A common stock and Class B common stock issuable upon the exercise of the Company’s outstanding warrants, the warrant exercise price, outstanding stock options, stock option exercise price, and stock options plan. All warrants and stock options outstanding are convertible into shares of Class A common stock, except for outstanding warrants and stock options held by Mr. Mobley, which are convertible into shares of Class B common stock. Fractional shares, which would otherwise result from the Reverse Split, were rounded up to the nearest whole share. All information included in these financial statements has been adjusted, on a retrospective basis, for all periods presented to reflect the Reverse Split and Amendment, unless otherwise stated.